Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and due from banks, allowance for credit loss	$ 29	$ 3
Interest-bearing deposits with banks, allowance for credit losses	4	2
Restricted cash, interest-bearing deposits in banks and other financial institutions	6,499	3,822
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Debt securities, held-to-maturity, fair value	49,992	56,775
Debt securities, available-for-sale, amortized cost, net	92,484	100,774
Debt securities, available-for-sale, allowance for credit loss	1	10
Other assets, allowance for credit loss on accounts receivable	4	4
Other assets, fair value	971	1,187
Allowance for credit losses on lending related commitments	78	45
Other liabilities, fair value	$ 221	$ 496
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	48,826	48,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,395,725,198	1,389,397,912
Treasury stock, common shares (shares)	587,280,598	585,252,546
Operating segments
Allowance for credit losses on lending related commitments	$ 78